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                               RYDEX SERIES FUNDS
                       U.S. GOVERNMENT MONEY MARKET FUND

                     SUPPLEMENT DATED MARCH 15, 2000 TO THE
    INVESTOR CLASS AND ADVISOR CLASS BENCHMARK AND SECTOR FUNDS PROSPECTUSES
                              DATED AUGUST 1, 1999


This supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.

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The NAV of the U.S. Government Money Market Fund is determined twice each
Business Day, first at 1:00 p.m., Eastern Time and again at the close of the New York Stock Exchange (currently 4:00 p.m., Eastern Time). To receive the current Business Day's dividend, the transfer agent must receive your purchase order for shares of the U.S. Government Money Market Fund before 1:00 p.m., Eastern Time.



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                 PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE